Income Taxes - Schedule of Components of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Canadian
Earnings before income tax expense	$ 427	$ 333
Current income tax	84	20
Deferred income tax	(35)	(16)
Total Canadian	49	4
Foreign
Earnings before income tax expense	1,212	1,287
Current income tax	3	(15)
Deferred income tax	182	242
Total Foreign	185	227
Income tax expense	$ 234	$ 231